Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 47	$ 48	$ 53	$ 95	$ 106
Net interest (income) expense	(15)	(16)	(20)	(31)	(41)
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense (income) recognized in net income	34	34	35	68	69
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	1	2	2
Net interest (income) expense	6	6	6	12	12
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ 7	$ 14	$ 14